Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of major components of income tax expense

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019
Current tax:
Current tax on profit for the year	$(308)	$(1,231)	$(1,372)	$(123)
Total current tax expense	(308)	(1,231)	(1,372)	(123)
Deferred income tax
Decrease/(increase) in deferred tax assets	5,324	54	13	(2)
(Decrease)/increase in deferred tax liabilities	3,190	1,656	2,011	(207)
Total deferred tax expense/(benefit)	8,514	1,710	2,024	(209)
Income tax (expense)/benefit	$8,206	$479	$652	$(332)

Schedule of reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019

Loss before tax	$(46,545)	$(7,259)	$(18,530)	$(7,500)
Income tax calculated according to tax rate in Sweden 20.6% 2021/21.4% 2020, 2019	9,588	1,553	3,965	1,605
Tax effects from:
Non-deductible costs	(1,542)	(1,143)	(3,019	(1,909)
Previously unrecognized tax losses used to reduce current tax expenses	184	70	(244)	(28)
Differences in overseas tax rates	(24)	(22)	(50)	—
Other	—	21	—	—
Income tax	$8,206	$479	$652	$(332)

Schedule of deferred tax assets and liabilities

	Lease
Deferred tax assets	Liabilities	Tax losses	Other	Total
Predecessor as of January 1, 2019	$11	—	—	$11
Recognized in the statement of comprehensive income	2	—	—	2
Predecessor as of March 7, 2019	$13	—	—	$13
Through acquisitions - Purchase price allocation	—	—	—	—
Recognized in the statement of comprehensive income	13	—	—	13
Net to deferred tax liability	(3)	—	—	(3)
Successor as of December 31, 2019	$10	—	—	$10
Through acquisitions - Purchase price allocation	—	—	—	—
Recognized in the statement of comprehensive income	54	—	—	54
Net to deferred tax liability	(31)	—	—	(31)
Exchange differences	4	—	—	4
Balance as of December 31, 2020	$37	—	—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	—	3,825	3,825
Net to deferred tax liability	—	—	—	—
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$4,712	$4,235	$9,091

	Deferred tax	Intangibles &	Other
	on untaxed	Inventory	Temporary
Deferred tax liabilities	reserves	Valuation	Differences	Total
Predecessor as of January 1, 2019	$501	$—	$160	$661
Recognized in the statement of comprehensive income	43	—	164	207
Exchange differences	(19)	—	(3)	(22)
Predecessor as of March 7, 2019	$525	$—	$321	$846
Purchase Price Allocation	525	31,615	321	32,461
Recognized in the statement of comprehensive income	365	(2,225)	(151)	(2,011)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	(3)	—	—	(3)
Exchange differences	8	(107)	(3)	(102)
Successor as of December 31, 2019	$895	$29,283	$167	$30,345
Purchase Price Allocation	—	503	—	503
Recognized in the statement of comprehensive income	135	(2,173)	382	(1,656)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	—	—	(31)	(31)
Exchange differences	140	3,868	24	4,032
Successor as of December 31, 2020	$1,170	$31,481	$542	$33,193
Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,190)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	—	—	—	—
Exchange differences	(54)	(2,864)	6	(2,912)
Successor as of December 31, 2021	$0	$26,411	$681	$27,092